Employee Benefit Plans (Unfunded) - Schedule of Assumptions used for Gratuity (Details)	Dec. 31, 2024		Mar. 31, 2024		Dec. 31, 2023		Mar. 31, 2023
Staff [Member]
Employee Benefit Plans (Unfunded) - Schedule of Assumptions used for Gratuity (Details) [Line Items]
Discount rate	6.86%		7.17%		7.28%		7.37%
Attrition rate	42.00%		39.54%		37.96%		36.00%
Rate of increase in compensation levels	12.87%		12.63%		12.63%		12.67%
Independent service provider [Member]
Employee Benefit Plans (Unfunded) - Schedule of Assumptions used for Gratuity (Details) [Line Items]
Discount rate	6.84%	[1]	7.12%	[2]	7.21%	[1]	7.25%	[2]
Attrition rate	81.43%	[1]	85.68%	[2]	83.44%	[1]	92.00%	[2]
Rate of increase in compensation levels	11.13%	[1]	11.43%	[2]	11.43%	[1]	14.50%	[2]

[1]	Independent service provider are contract employees responsible for maintaining the fleet of the Company.
[2]	Independent service provider are contract employees responsible for maintaining the fleet of the Company.